UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  94,013



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     1594   140475 SH       SOLE                   140475
AGL RESOURCES                  COM              001204106     5512   143690 SH       SOLE                   143690
AVISTA CORP                    COM              05379B107     2111   101098 SH       SOLE                   101098
CH ENERGY GROUP                COM              12541M102     1075    24338 SH       SOLE                    24338
CALPINE                        COM              131347304     2514   201967 SH       SOLE                   201967
EMPIRE DISTRICT ELECTRIC       COM              291641108     1018    50497 SH       SOLE                    50497
EL PASO ELECTRIC               COM              283677854     2145    90185 SH       SOLE                    90185
ENERGEN CORP                   COM              29265N108     3832    83824 SH       SOLE                    83824
EL PASO CORP                   COM              28336L109     1132    91438 SH       SOLE                    91438
FIRST ENERGY                   COM              337932107     4665   121033 SH       SOLE                   121033
HAWAIIAN ELECTRIC INDS         COM              419870100     3393   150529 SH       SOLE                   150529
ITC HOLDINGS CORP              COM              465685105     5335    85707 SH       SOLE                    85707
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     3292    97569 SH       SOLE                    97569
LACLEDE  GAS                   COM              505597104     1295    37615 SH       SOLE                    37615
MDU RESOURCES                  COM              552690109     1915    95972 SH       SOLE                    95972
NEXTERA ENERGY INC             COM              65339F101     4784    87956 SH       SOLE                    87956
NEW JERSEY RESOURCES           COM              646025106     1648    42023 SH       SOLE                    42023
NORTHEAST UTILITIES            COM              664397106     2185    73878 SH       SOLE                    73878
NORTHWESTERN CORP              COM              668074305     4090   143513 SH       SOLE                   143513
ONEOK INC                      COM              682680103     2197    48785 SH       SOLE                    48785
PG&E CORP                      COM              69331C108     5438   119736 SH       SOLE                   119736
PINNACLE WEST CAPITAL          COM              723484101     2759    66851 SH       SOLE                    66851
PPL CORP                       COM              69351T106     4721   173386 SH       SOLE                   173386
SCANA CORP                     COM              80589M102     6634   164533 SH       SOLE                   164533
SPECTRA ENERGY CORP            COM              847560109     1647    73041 SH       SOLE                    73041
TECO ENERGY INC                COM              872375100     2590   149518 SH       SOLE                   149518
UBS E-TRACS MLP     ALERIAN INFRST              902641646      857    30619 SH       SOLE                    30619
UGI CORP                       COM              902681105     3934   137499 SH       SOLE                   137499
UIL HOLDINGS                   COM              902748102     3615   128356 SH       SOLE                   128356
US GEOTHERMAL INC              COM              90338S102      349   430877 SH       SOLE                   430877
WESTAR ENERGY INC              COM              95709T100     1211    50412 SH       SOLE                    50412
WISCONSIN ENERGY CORP          COM              976657106      694    12005 SH       SOLE                    12005
XCEL ENERGY  INC               COM              98389B100     3823   166417 SH       SOLE                   166417